Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Upwise Investment Limited Service Revenue USD ($)	Dec. 31, 2014 Upwise Investment Limited Service Revenue CNY	Dec. 31, 2013 Upwise Investment Limited Service Revenue CNY	Dec. 31, 2012 Upwise Investment Limited Service Revenue CNY	Dec. 31, 2014 Upwise Investment Limited Services USD ($)	Dec. 31, 2014 Upwise Investment Limited Services CNY	Dec. 31, 2013 Upwise Investment Limited Services CNY	Dec. 31, 2012 Upwise Investment Limited Services CNY	Dec. 31, 2014 Dyxnet Corporate Service Limited USD ($)	Dec. 31, 2014 Dyxnet Corporate Service Limited CNY	Dec. 31, 2013 Dyxnet Corporate Service Limited CNY	Dec. 31, 2012 Dyxnet Corporate Service Limited CNY	Dec. 31, 2014 Dyxnet Corporate Service Limited Equipment USD ($)	Dec. 31, 2014 Dyxnet Corporate Service Limited Equipment CNY	Dec. 31, 2013 Dyxnet Corporate Service Limited Equipment CNY	Dec. 31, 2012 Dyxnet Corporate Service Limited Equipment CNY	Dec. 31, 2014 Dyxnet Corporate Service Limited Service Revenue USD ($)	Dec. 31, 2014 Dyxnet Corporate Service Limited Service Revenue CNY	Dec. 31, 2013 Dyxnet Corporate Service Limited Service Revenue CNY	Dec. 31, 2012 Dyxnet Corporate Service Limited Service Revenue CNY	Dec. 31, 2014 Dyxnet Corporate Service Limited Services USD ($)	Dec. 31, 2014 Dyxnet Corporate Service Limited Services CNY	Dec. 31, 2013 Dyxnet Corporate Service Limited Services CNY	Dec. 31, 2012 Dyxnet Corporate Service Limited Services CNY	Dec. 31, 2014 CE BJ Service Revenue USD ($)	Dec. 31, 2014 CE BJ Service Revenue CNY	Dec. 31, 2013 CE BJ Service Revenue CNY	Dec. 31, 2012 CE BJ Service Revenue CNY	Dec. 31, 2014 CE Soft BJ Equipment USD ($)	Dec. 31, 2014 CE Soft BJ Equipment CNY	Dec. 31, 2013 CE Soft BJ Equipment CNY	Dec. 31, 2012 CE Soft BJ Equipment CNY	Dec. 31, 2014 CE Soft BJ Service Revenue USD ($)	Dec. 31, 2014 CE Soft BJ Service Revenue CNY	Dec. 31, 2013 CE Soft BJ Service Revenue CNY	Dec. 31, 2012 CE Soft BJ Service Revenue CNY	Dec. 31, 2014 Dyxnet Internet Center Limited Services USD ($)	Dec. 31, 2014 Dyxnet Internet Center Limited Services CNY	Dec. 31, 2013 Dyxnet Internet Center Limited Services CNY	Dec. 31, 2012 Dyxnet Internet Center Limited Services CNY	Dec. 31, 2014 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services USD ($)	Dec. 31, 2014 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2013 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2014 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment USD ($)	Dec. 31, 2014 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment CNY	Dec. 31, 2013 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment CNY	Dec. 31, 2012 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment CNY	Dec. 31, 2014 aBitCool China Limited Equipment USD ($)	Dec. 31, 2014 aBitCool China Limited Equipment CNY	Dec. 31, 2013 aBitCool China Limited Equipment CNY	Dec. 31, 2012 aBitCool China Limited Equipment CNY	Dec. 31, 2014 Seller of Aipu Group USD ($)	Dec. 31, 2014 Seller of Aipu Group CNY	Dec. 31, 2013 Seller of Aipu Group CNY	Dec. 31, 2012 Seller of Aipu Group CNY	Dec. 31, 2014 Bitcool Media USD ($)	Dec. 31, 2014 Bitcool Media CNY	Dec. 31, 2013 Bitcool Media CNY	Dec. 31, 2012 Bitcool Media CNY	Dec. 31, 2014 Shanghai Shibei Hi-Tech Co., Ltd. USD ($)	Dec. 31, 2014 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2013 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2012 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2014 Seller of i Joy USD ($)	Dec. 31, 2014 Seller of i Joy CNY	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2012 Seller of i Joy CNY	Dec. 31, 2014 21V Xi'an USD ($)	Dec. 31, 2014 21V Xi'an CNY	Dec. 31, 2013 21V Xi'an CNY	Dec. 31, 2012 21V Xi'an CNY
Related Party Transaction [Line Items]
Revenue from related party transactions	$ 23	143	0	0													$ 3	18	0	0					$ 0	0	0	1					$ 0	0	0	215
Related party transaction expense					16	97	0	0													95	587	0	0													662	4,106	0	0	0	0	0	5,526
Related party transaction, purchase of equipment													53	330	0	0													0	0	0	515													12,903	80,059	61,202	0	0	0	266	0
Related party transaction, loans provided																																																					15,875	98,500	0	0	3,673	22,792	19,096	14,771	0	0	4,900	0	0	0	12,193	0
Related party transaction, repayment of loans																																																									5,702	35,380	1,219	0
Related party transaction, Receipt of interest income from loan																																																									250	1,553	0	0
Related party transaction, interest income from loan																																																									154	956	861	253
Related party transaction, management service provided									1,442	8,949	0	0
Purchase equity interests																																																																					$ 0	0	0	15,977